Subordinated Liabilities - Activity (Details) - Financial liabilities at amortized cost, category - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments
Balance at beginning of year	€ 19,902	€ 21,153	€ 17,132
Net inclusion of entities in the Group	11
Placements	2,994	2,395	4,787
Redemptions and repurchases	(870)	(2,812)	(1,029)
Exchange differences and other movements	(527)	(834)	263
Balance at end of year	21,510	19,902	21,153
Net issuances, redemptions and repurchases	2,124
Interest paid in remuneration of issuances	1,199
Banco Santander (Mexico), S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
Financial instruments
Placements		59
Redemptions and repurchases			(64)
Santander UK Group Holdings plc
Financial instruments
Placements			1,377
Santander UK plc
Financial instruments
Placements			521
Redemptions and repurchases	(60)	(51)	(466)
Socit Financire de Banque - SOFIB (actually PSA Banque France)
Financial instruments
Placements	78
Banco Santander (Brasil) S.A
Financial instruments
Redemptions and repurchases		(716)	(60)
Santander Consumer Finance, S.A.
Financial instruments
Redemptions and repurchases		(70)
Bank Zachodni WBK S.A.
Financial instruments
Redemptions and repurchases			(237)
Santander Bank, National Association
Financial instruments
Redemptions and repurchases	(285)
Santander Holding USA, Inc.
Financial instruments
Redemptions and repurchases	(72)
Banco Santander S.A.
Financial instruments
Redemptions and repurchases	(453)	(1,976)	(193)
Banco Santander S.A. | Santander Issuances, SA Unipersonal
Financial instruments
Placements	€ 2,894	€ 2,328	€ 2,878